Income Tax	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax
INCOME TAX
Pre-tax income for the years ended December 31, 2013, 2012 and 2011 consists of the following (dollars in thousands):

	2013	2012	2011
Pre-tax income - U.S.	$473,223	$644,219	$400,278
Pre-tax income - foreign	162,031	275,004	363,293
Total pre-tax income	$635,254	$919,223	$763,571

The provision for income tax expense for the years ended December 31, 2013, 2012 and 2011 consists of the following (dollars in thousands):

	2013	2012	2011
Current income tax expense (benefit):
U.S.	$(48,831)	$52,378	$(1,606)
Foreign	34,470	36,840	50,138
Total current	(14,361)	89,218	48,532
Deferred income tax expense (benefit):
U.S.	226,771	183,929	155,896
Foreign	4,007	14,183	13,098
Total deferred	230,778	198,112	168,994
Total provision for income taxes	$216,417	$287,330	$217,526

Provision for income tax expense differed from the amounts computed by applying the U.S. federal income tax statutory rate of 35% to pre-tax income as a result of the following for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	2013	2012	2011
Tax provision at U.S. statutory rate	$222,339	$321,728	$267,250
Increase (decrease) in income taxes resulting from:
Foreign tax rate differing from U.S. tax rate	(8,032)	(14,705)	(9,681)
Differences in tax basis in foreign jurisdictions	(26,484)	(21,086)	(11,584)
Deferred tax valuation allowance	26,507	635	4,147
Amounts related to tax audit contingencies	9,034	2,260	5,562
Corporate rate changes - Canada	(414)	1,374	(40,593)
Corporate rate changes - other	(1,184)	(1,070)	(1,933)
Subpart F	8,255	13,571	9,340
Foreign tax credits	(1,786)	(7,808)	(3,546)
Return to provision adjustments	(12,465)	(7,351)	(1,863)
Other, net	647	(218)	427
Total provision for income taxes	$216,417	$287,330	$217,526
Effective tax rate	34.1%	31.3%	28.5%

The American Taxpayer Relief Act of 2012 (the “Act”) was signed into law on January 2, 2013. The Act retroactively restored several expired business tax provisions, including the active financing exception. Because a change in tax law is reflected in operations in the period of enactment, the retroactive effect of the Act on the Company’s U.S. federal taxes for 2012 of a benefit of $1.0 million was recognized in 2013.
In 2011, the Company recognized an income tax benefit associated with previously enacted reductions in federal statutory tax rates and adjustments to various provincial statutory tax rates in Canada. This 2007 tax rate change enactment included phased in effective dates through 2012. These adjustments in tax rates should have been recognized beginning in 2007, when the Canadian tax legislation was enacted. The Company recorded a cumulative tax benefit adjustment of $30.7 million in 2011 in “Provision for income taxes” to correct the deferred tax liabilities that were not properly recorded. If the impact of the tax rates had been recorded in the prior years, the Company estimates that it would have recognized approximately $3.0 million, $6.0 million, $9.0 million and $12.0 million of tax benefit in the years ended 2007, 2008, 2009 and 2010, respectively.
Total income taxes for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in thousands):

	2013	2012	2011
Provision for income taxes	$216,417	$287,330	$217,526
Income tax from OCI and additional paid-in-capital:
Net unrealized holding gain (loss) on debt and equity securities recognized for financial reporting purposes	(467,454)	246,682	275,975
Exercise of stock options	(3,125)	(2,902)	(4,934)
Foreign currency translation	12,330	(921)	1,579
Unrealized pension and post retirement	7,640	(2,779)	(8,581)
Total income taxes provided	$(234,192)	$527,410	$481,565

The tax effects of temporary differences that give rise to significant portions of the deferred income tax asset and liabilities at December 31, 2013 and 2012, are presented in the following tables (dollars in thousands):

	2013	2012
Deferred income tax assets:
Nondeductible accruals	$106,587	$77,116
Differences between tax and financial reporting amounts concerning certain reinsurance transactions	59,942	17,054
Differences in the tax basis of cash and invested assets	2,106	—
Investment income differences	108,462	109,275
Deferred acquisition costs capitalized for tax	90,187	91,886
Net operating loss carryforward	252,192	159,821
Differences in foreign currency translation	—	621
Capital loss and tax credit carryforwards	2,356	23,595
Subtotal	621,832	479,368
Valuation allowance	(102,228)	(10,100)
Total deferred income tax assets	519,604	469,268
Deferred income tax liabilities:
Deferred acquisition costs capitalized for financial reporting	1,066,351	1,082,394
Differences between tax and financial reporting amounts concerning certain reinsurance transactions	906,197	637,002
Differences in the tax basis of cash and invested assets	310,332	832,940
Investment income differences	12,959	12,719
Differences in foreign currency translation	19,704	—
Total deferred income tax liabilities	2,315,543	2,565,055
Net deferred income tax liabilities	$1,795,939	$2,095,787
Balance sheet presentation of net deferred income tax liabilities:
Included in other assets	$41,638	$24,714
Included in deferred income taxes	1,837,577	2,120,501
Net deferred income tax liabilities	$1,795,939	$2,095,787

As of December 31, 2013, a valuation allowance for deferred tax assets of approximately $102.2 million was provided on the total deferred tax assets of RGA Holdings Limited, RGA Technology Partners, Inc. ("RTP") Canadian Branch, RTP UK Branch, RGA International German Branch, RGA International Netherlands Branch, RGA International Poland Branch, Leidsche Verzekering Maatschappij N.V., RGA Reinsurance Company New Zealand Branch, RGA Reinsurance Company of Australia New Zealand Branch, RGA Capital Limited (U.K.), a portion of RGA Reinsurance Company of Australia's deferred tax assets and on RGA's deferred tax asset related to share expense for foreign entities. As of December 31, 2012 a valuation allowance for deferred tax assets of approximately $10.1 million was provided on the total deferred tax assets of RGA Holdings Limited, RTP Canadian Branch, RTP UK Branch, RGA International German Branch, RGA International Netherlands Branch, RGA International Poland Branch, and on RGA's deferred tax asset related to share expense for foreign entities. Of the total valuation allowance, $25.9 million if released will not result in a benefit to operations because the branches are taxed in multiple countries. Any dual tax is reduced through a foreign tax credit and dual loss utilization is prohibited by the dual consolidated loss rules. The Company utilizes valuation allowances when it believes, based on the weight of the available evidence, that it is more likely than not that the deferred income taxes will not be realized.
The earnings of substantially all of the Company’s foreign subsidiaries have been indefinitely reinvested in foreign operations. A provision of $4.2 million has been made for U.S. taxes on repatriation. No other provision has been made for U.S. tax or foreign withholding taxes that may be applicable upon any repatriation or sale. The determination of the unrecognized deferred tax liability for temporary differences related to investments in the Company’s foreign subsidiaries is not practicable. At December 31, 2013 and 2012, the financial reporting basis in excess of the tax basis for which no deferred taxes have been recognized was approximately $1,154.4 million and $663.9 million, respectively.
During 2013, 2012 and 2011, the Company received federal and foreign income tax refunds of approximately $2.6 million, $16.2 million and $11.1 million, respectively. The Company made cash income tax payments of approximately $113.4 million, $113.2 million and $140.1 million in 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company recognized gross deferred tax assets associated with net operating losses of approximately $916.4 million and $555.4 million, respectively, $419.2 million of which will begin to expire in 2025. The remaining net operating losses have either a valuation allowance or indefinite carryforward periods. However, these net operating losses, other than the net operating losses for which there is a valuation allowance, are expected to be utilized in the normal course of business during the period allowed for carryforwards and in any event, are not expected to be lost, due to the application of tax planning strategies that management would utilize.
The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service and is subject to audit by taxing authorities in other foreign jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and foreign tax examinations by tax authorities for years prior to 2006.
As of December 31, 2013, the Company’s total amount of unrecognized tax benefits was $279.8 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $40.0 million. Management believes there will be no material impact to the Company’s effective tax rate related to unrecognized tax benefits over the next 12 months.
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011, is as follows (dollars in thousands):

	Total Unrecognized Tax Benefits
	2013	2012	2011
Beginning balance, January 1	$245,636	$194,260	$182,354
Additions for tax positions of prior years	41,228	47,438	7,968
Reductions for tax positions of prior years	(10,401)	—	—
Additions for tax positions of current year	3,338	3,938	3,938
Ending balance, December 31	$279,801	$245,636	$194,260

The Company recognized interest expense associated with uncertain tax positions in 2013, 2012 and 2011 of $7.6 million , $9.9 million and $7.1 million, respectively. As of December 31, 2013 and 2012, the Company had $57.3 million and $49.6 million, respectively, of accrued interest related to unrecognized tax benefits.